PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

18.   PROPERTY, PLANT AND EQUIPMENT

			Equipment,
	Plants and	Oil and gas,	machinery
	buildings	properties	and others	Total
	RMB	RMB	RMB	RMB
Cost:
Balance as of January 1, 2018	120,013	667,657	940,312	1,727,982
Additions	221	1,567	3,856	5,644
Transferred from construction in progress	3,741	24,366	45,103	73,210
Reclassifications	1,634	138	(1,772)	—
Reclassification to lease prepayments and other long-term assets	(483)	—	(3,828)	(4,311)
Disposals	(3,183)	(146)	(18,323)	(21,652)
Exchange adjustments	98	2,142	147	2,387
Balance as of December 31, 2018	122,041	695,724	965,495	1,783,260

Balance as of January 1, 2019	122,041	695,724	965,495	1,783,260
Additions	160	1,408	3,856	5,424
Transferred from construction in progress	6,192	31,378	54,275	91,845
Reclassifications	1,051	(76)	(975)	—
Invest into the joint ventures and associated companies	(8)	—	(303)	(311)
Reclassification to other long-term assets	(748)	—	(729)	(1,477)
Disposals	(237)	(1,549)	(13,467)	(15,253)
Exchange adjustments	42	667	71	780
Balance as of December 31, 2019	128,493	727,552	1,008,223	1,864,268

Accumulated depreciation:
Balance as of January 1, 2018	52,200	495,817	529,191	1,077,208
Depreciation for the year	4,038	48,616	47,250	99,904
Impairment losses for the year	274	4,027	1,848	6,149
Reclassifications	494	76	(570)	—
Reclassification to lease prepayments and other long-term assets	(120)	—	(1,390)	(1,510)
Disposals	(1,795)	(125)	(16,331)	(18,251)
Exchange adjustments	43	1,877	78	1,998
Balance as of December 31, 2018	55,134	550,288	560,076	1,165,498

Balance as of January 1, 2019	55,134	550,288	560,076	1,165,498
Depreciation for the year	4,095	36,289	47,583	87,967
Impairment losses for the year	11	—	185	196
Reclassifications	292	(46)	(246)	—
Invest into the joint ventures and associated companies	—	—	(216)	(216)
Reclassification to other long-term assets	3	—	(94)	(91)
Written back on disposals	(763)	(6)	(11,454)	(12,223)
Exchange adjustments	21	667	40	728
Balance as of December 31, 2019	58,793	587,192	595,874	1,241,859

Net book value:
Balance as of January 1, 2018	67,813	171,840	411,121	650,774
Balance as of December 31, 2018	66,907	145,436	405,419	617,762
Balance as of December 31, 2019	69,700	140,360	412,349	622,409

The additions to oil and gas properties of the Group for the years ended December 31, 2018 and 2019 included RMB 1,567 and RMB 1,408 respectively, of the estimated dismantlement costs for site restoration (Note 32).

As of December 31, 2018 and 2019, the Group had no individual substantial property, plant and equipment which have been pledged.

As of December 31, 2018 and 2019, the Group had no individual significant property, plant and equipment which were temporarily idle or pending for disposal.

As of December 31, 2018 and 2019, the Group had no individual significant fully depreciated property, plant and equipment which were still in use.